Note 14 - COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Lease
2013	$ 179
2014	47
2015	30
2016	5
2017
Thereafter
Net minimum lease payments	261
Less: amount representing interest	(18)
Present value of net minimum lease payments	243
Less: non-current portion included in other non-current liabilities	(76)
Current portion included in other current liabilities	167
Operating Lease
2013	1,033
2014	682
2015	276
2016	187
2017	186
Thereafter	2,317
Net minimum lease payments	$ 4,681